Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 429,650	$ 401,474
Less: accumulated depreciation	(134,376)	(97,986)
Property, plant and equipment, net	295,274	303,488
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	31,183	10,665
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	78,321	74,845
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, at cost	$ 320,146	$ 315,964